Organization and Description of Business (Details)	Jun. 30, 2025 $ / shares	Apr. 21, 2025 $ / shares	Apr. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Aug. 13, 2024 USD ($) $ / shares	Apr. 09, 2024 $ / shares	Dec. 31, 2023 $ / shares	Oct. 04, 2023
Organization and Description of Business [Line Items]
Legacy Bolt								2
Goodwill or other intangible assets (in Dollars) | $
Common stock par value	$ 0.0001			$ 0.0001			$ 0.0001
Common stock par value after reserve stock split		$ 0.0001
Legacy Bolt [Member]
Organization and Description of Business [Line Items]
Legacy Bolt								2
Common stock par value					$ 0.0001
Board of Directors [Member]
Organization and Description of Business [Line Items]
Common stock par value			$ 0.0001			$ 0.0001